Document and Entity Information	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Entity Registrant Name	Qnergy Inc.
Entity Central Index Key	0001852639
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 3
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false